Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Investments in Associates and Joint Ventures
31.	Investments in Associates and Joint Ventures

(1)	Details of investments in the Group’s significant associates and joint ventures are as follows:

					(In millions of yen)

			December 31, 2016		December 31, 2017
	Primary business activities	Country of incorporation	Percentage of ownership	Carrying amount	Percentage of ownership	Carrying amount
Associates
LINE Project Production Partnership	Animation production	Japan	50.0%	—	50.0%	—
Collab+LINE LLC	Investment	United States of America	50.0%	133	50.0%	130
Epic Voyage, Inc.	Mobile games	Japan	30.0%	3	30.0%	3
Green Monster, Inc. (1)	Mobile games	Japan	35.0%	—	—	—
LINE MUSIC Corporation	Music distribution	Japan	33.4%	413	33.4%	47
AUBE, Ltd.	Job listing	Japan	49.0%	340	49.0%	334
transcosmos online communications inc. (2)	Customer service	Japan	40.0%	42	37.1%	121
NPLE GAMES Co., Ltd.	Mobile games	Korea	14.8%	69	43.5%	457
Yume no Machi Souzou Iinkai Co., Ltd.	Delivery portal site	Japan	22.0%	3,973	22.0%	3,865
Snow Corporation(3)	Mobile app	Korea	25.0%	4,387	45.0%	12,998
K-Fund I (4)	Investment	France	—%	—	25.0%	1,388
Orfeo SoundWorks Corporation(5)	Earphone technology	Korea	—%	—	20.7%	154
Oozoo Inc. (6)	Game Development	Korea	—%	—	44.5%	247
Nano Interactive Inc. (7)	Game Development	Korea	—%	—	35.5%	54
Motif Co.,Ltd. (8)	Game Development	Korea	—%	—	41.5%	207
Skeinglobe Corporation(9)	Game Development	Korea	—%	—	28.7%	108
Joint ventures
Lantu Games Limited	Mobile games	Hong Kong (China)	50.0%	1,025	50.0%	394
RABBIT-LINE PAY COMPANY LIMITED	Payment service	Thailand	50.0%	2,327	50.0%	2,121
Drama & Company(10)	Software Development	Korea	—%	—	37.2%	2,216

(1)	In September 2017, the Company disposed all of the shares of Green Monster, Inc., as Green Monster Inc. was liquidated.
(2)	In October 2017, the Company’s ownership in transcosmos online communications inc., decreased from 40.0% to 37.1% as a result of the issuance of new shares by transcosmos online communications inc.
(3)

In May 2017, the Group transferred its camera application business, which was a part of LINE Plus Corporation, to Snow Corporation. In exchange for this transfer, Snow Corporation newly issued common stocks for LINE Plus Corporation and the Group has acquired common shares of Snow Corporation. As a result, the share of the Group increased from 25.0% to 48.6%. In August 2017, the Company and NAVER injected capital to Snow Corporation 984 million yen and 3,938 million yen, respectively. As a result, the share of the Group decreased from 48.6% to 45.0%. Refer to Note 20 Supplemental Cash Flow Information for further details.

(4)

In January 2017, LINE Plus Corporation and NAVER established K-Fund I, which invests in start-up companies in technology and digital sectors in Europe. The Group’s and NAVER’s interests in this associate were 49.9% and 50.0%, respectively, at the time of the establishment. In December 2017, as a result of change in K-Fund I’s total fund size, the Group’s ownership in K-Fund I decreased from 49.9% to 25.0%. As the Group has significant influence over K-Fund I, the Group accounts for its ownership in K-Fund I using the equity method.

(5)

In June 2017, LINE Friends Corporation acquired a 20.7% interest in Orfeo SoundWorks Corporation (“Orfeo SoundWorks”) to develop and sell products with Orfeo SoundWorks’s technology such as earphones and headsets. As the Group has significant influence over Orfeo SoundWorks, the Group accounts for its ownership in Orfeo SoundWorks using the equity method.

(6)

In July 2017, LINE Games Corporation acquired NextFloor Corporation., and NextFloor Corporation owns a 44.5% interest in Oozoo Inc., a game developing company. As the Group has significant influence over Oozoo Inc., the Group accounts for its ownership in Oozoo Inc. using the equity method.

(7)

In July 2017, LINE Games Corporation acquired NextFloor Corporation., and NextFloor Corporation owns 35.5% interest in Nano Interactive Inc., a game developing company. As the Group has significant influence over Nano Interactive Inc., the Group accounts for its ownership in Nano Interactive Inc. using the equity method.

(8)

In November 2017, LINE Games Corporation acquired a 41.5% interest in Motif Co., Ltd., which provides game planning and development services. As the Group has significant influence over Motif Co., Ltd., the Group accounts for its ownership in Motif Co., Ltd. using the equity method.

(9)

In December 2017, LINE Games Corporation acquired a 28.7% interest in Skeinglobe Corporation, which provides a mobile game planning and development service. As the Group has significant influence over Skeinglobe Corporation, the Group accounts for its ownership in Skeinglobe Corporation using the equity method.

(10)

In November 2017, LINE Plus Corporation acquired a 37.2% interest in Drama & Company, which provides software planning and development services such as a business card management service, ”REMEMBER”. As the Group has significant influence over Drama & Company was accounted for as a joint venture under the equity method as the Group has joint control of the entity under the shareholders agreement.

(2)	Financial information on the Group’s investment in the associates is summarized as follows:

	(In millions of yen)
	Snow Corporation
	December 31, 2016	December 31, 2017
Current assets	4,365	2,469
Non-current assets	1,493	17,213
Current liabilities	506	1,180
Non-current liabilities	641	2,678
Equity	4,711	15,824
Proportion of the Group’s ownership	25.0%	45.0%

Group’s share of equity	1,178	7,121

Goodwill and other adjustments	3,209	5,877

Carrying amount of the interests	4,387	12,998

	Snow Corporation
	2015	2016	2017
Revenue	—	—	271
Loss for the year from continuing operations	—	(952)	(10,348)
Other comprehensive income for the year, net of tax	—	—	131
Total comprehensive loss for the year, net of tax	—	(952)	(10,217)

Group’s share of loss for the year	—	(238)	(4,531)

(3)	The aggregate amount of individually immaterial associates accounted for by the equity-method accounted investee is summarized as follows:

	(In millions of yen)
	December 31, 2016	December 31, 2017
Current assets	6,273	10,699
Non-current assets	6,875	7, 762
Current liabilities	3,131	4,025
Non-current liabilities	2,074	1,683
Equity	7,943	12,753

Group’s share of equity	2,127	3,368
Unrecognized loss(1)	116	—
Goodwill	2,730	3,747

Carrying amount of the interests	4,973	7,115

	2015	2016	2017
Revenue	1,108	6,322	12,657
Loss for the year from continuing operations	(242)	(1,642)	(3,050)
Other comprehensive income for the year, net of tax	31	2	84

Total comprehensive loss for the year, net of tax	(211)	(1,640)	(2,966)
Unrecognized loss(1)	—	116	—

Group’s share of loss for the year	(78)	(386)	(831)

(1)	Since the Company’s share of losses in one of these individually immaterial associates exceeded the interest in that associate, the Company has discontinued recognizing its share of further losses.

The Group had no contingent liabilities or capital commitments relating to its associates as of December 31, 2016 and 2017. The Group had outstanding payment for capital commitments of nil and 5,796 million yen relating to associates above capital commitments as at December 31, 2016 and 2017, respectively.

(4)	The aggregate amount of individually immaterial joint ventures accounted for by the equity-method accounted investee is summarized as follows:

	(In millions of yen)
	December 31, 2016	December 31, 2017
Current assets(1)	4,942	5,237
Non-current assets	29	227
Current liabilities(2)	192	1,342
Non-current liabilities	7	44
Equity	4,772	4,078

Group’s share of equity	2,386	1,795

Goodwill	966	2,936

Carrying amount of the interests	3,352	4,731

	2015	2016	2017
Revenue	—	39	366
Depreciation and amortization	—	(4)	(19)
Interest income	—	25	37
Interest expense	—	—	(17)
Loss for the year from continuing operations	—	(417)	(2,211)
Other comprehensive income for the year, net of tax	—	—	81
Total comprehensive loss for the year, net of tax	—	(417)	(2,130)

Group’s share of loss for the year	—	(209)	(959)

(1)	Including cash and cash equivalents of 2,251 million yen and 1,863 million yen as of December 31, 2016 and 2017, respectively.
(2)	Including current financial liabilities excluding trade and other payables and provisions of nil as of December 31, 2016 and 2017.

The joint ventures had no contingent liabilities or capital commitments as at December 31, 2016 and 2017, respectively. The Group’s joint ventures cannot distribute its profits without the consent from the venture partners.